Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Lease expenses	$ 101,501	$ 102,699	$ 34,199